Acquisition and sale of businesses and brands and purchase of non-controlling interests - Cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interest (Details) - USD ($)
$ in Millions
	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	$ (29)	$ 0	$ (373)
Cash	2	0	0
Capital injection(1)	(82)	(128)	(92)
Net cash outflow on acquisition of businesses	(119)	(139)	(516)
Purchase of shares of non-controlling interests	(9)	(223)	(178)
Total net cash outflow	(128)	(362)	(694)
Investments in associates
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	(2)	(5)	(20)
Other subsidiaries
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	(29)	0	(373)
Other subsidiaries | Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	$ (8)	$ (6)	$ (31)